UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
    Mercantile Alternative Strategies Fund for Tax-Exempt/Deferred Investors
                                   (TEDI) LLC

                  Investment Company Act File Number: 811-21817

                                   Registrant
    Mercantile Alternative Strategies Fund for Tax-Exempt/Deferred Investors
                                   (TEDI) LLC

                                Two Hopkins Plaza
                               Baltimore, MD 21201

                                Agent For Service
                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                         Attention: Jennifer E. Vollmer
                                 (800) 239-0418


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
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The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercantile Alternative Strategies Fund LLC

/s/ David L. Meyer

Vice President

Date:  August 28, 2007